Label	Element	Value
First Investors Limited Duration Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT DATED MAY 4, 2018

FIRST INVESTORS INCOME AND EQUITY FUNDS PROSPECTUS
DATED JANUARY 31, 2018

1.
In “The Funds Summary Section” for the Limited Duration Bond Fund, under the heading “Principal Investment Strategies”, the first sentence in the second to last paragraph is deleted and replaced with the following:

The Fund seeks to maintain an average weighted duration of between one and six years.

2.	In “The Funds Summary Section” for the Limited Duration Bond Fund, under the heading “Portfolio Manager” the first sentence is deleted and replaced with the following:

The Fund assets managed by FIMCO are managed by Rodwell Chadehumbe, who has served as Portfolio Manager of the Fund since its inception in 2014.

* * * * *
Please retain this Supplement for future reference.

IEP5182

Risk/Return [Heading]	rr_RiskReturnHeading	First Investors Limited Duration Bond Fund